Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and Class W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.18 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and Class W Shares	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses Columbia Equity Value Fund		Class A, B, C, I, R, R3, R4, R5 and Class W Shares	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class A	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class B	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class C	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class I	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class R	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class R3	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class R4	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class R5	Class A, B, C, I, R, R3, R4, R5 and Class W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Management fees			0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%
Other expenses			0.33%	0.33%	0.33%	0.11%	0.33%	0.41%	0.41%	0.16%	0.33%
Total annual fund operating expenses			1.23%	1.98%	1.98%	0.76%	1.48%	1.31%	1.06%	0.81%	1.23%
Less: Fee waiver/expense reimbursement	[2]		(0.12%)	(0.12%)	(0.12%)	(0.07%)	(0.12%)	(0.07%)	(0.07%)	(0.07%)	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.11%	1.86%	1.86%	0.69%	1.36%	1.24%	0.99%	0.74%	1.11%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until May 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.11% for Class A, 1.86% for Class B, 1.86% for Class C, 0.69% for Class I, 1.36% for Class R, 1.24% for Class R3, 0.99% for Class R4, 0.74% for Class R5 and 1.11% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and Class W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	682	932	1,202	1,973
Class B	Class B (if shares are redeemed)	689	910	1,257	2,107
Class C	Class C (if shares are redeemed)	289	610	1,057	2,302
Class I	Class I (whether or not shares are redeemed)	70	236	416	940
Class R	Class R (whether or not shares are redeemed)	138	456	798	1,763
Class R3	Class R3 (whether or not shares are redeemed)	126	409	712	1,578
Class R4	Class R4 (whether or not shares are redeemed)	101	331	579	1,293
Class R5	Class R5 (whether or not shares are redeemed)	76	252	444	999
Class W	Class W (whether or not shares are redeemed)	113	379	665	1,483

Expense Example, No Redemption Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and Class W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	189	610	1,057	2,107
Class C	Class C (if shares are not redeemed)	189	610	1,057	2,302

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003).

• Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +6.06% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges)
Average Annual Total Returns Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and Class W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
before taxes Class A	Columbia Equity Value Fund:	Class A — before taxes		7.68%	1.45%	2.59%
before taxes Class B	Columbia Equity Value Fund:	Class B — before taxes		8.36%	1.53%	2.40%
before taxes Class C	Columbia Equity Value Fund:	Class C — before taxes		12.29%	1.87%	2.40%
before taxes Class I	Columbia Equity Value Fund:	Class I — before taxes		14.75%	3.11%		5.46%	Mar. 04, 2004
before taxes Class R	Columbia Equity Value Fund:	Class R — before taxes		13.96%			(1.35%)	Dec. 11, 2006
before taxes Class R3	Columbia Equity Value Fund:	Class R3 — before taxes		14.15%			(1.17%)	Dec. 11, 2006
before taxes Class R4	Columbia Equity Value Fund:	Class R4 — before taxes		14.42%	2.84%	3.37%
before taxes Class R5	Columbia Equity Value Fund:	Class R5 — before taxes		14.60%			(0.76%)	Dec. 11, 2006
before taxes Class W	Columbia Equity Value Fund:	Class W — before taxes		14.15%			(0.80%)	Dec. 01, 2006
after taxes on distributions Class A	Columbia Equity Value Fund:	Class A — after taxes on distributions		7.52%	0.59%	1.76%
after taxes on distributions and redemption of fund shares Class A	Columbia Equity Value Fund:	Class A — after taxes on distributions and redemption of fund shares		5.18%	0.93%	1.84%
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Russell 1000 Value Index Since inception, 2004-03-04							3.52%	Mar. 04, 2004
Russell 1000 Value Index Since inception, 2006-12-11							(3.08%)	Dec. 11, 2006
Russell 1000 Value Index Since inception, 2006-12-01							(2.77%)	Dec. 01, 2006
Lipper Large - Cap Value Funds Index		Lipper Large-Cap Value Funds Index	(reflects no deduction for fees or taxes)	13.02%	1.52%	1.89%
Lipper Large - Cap Value Funds Index Since inception, 2004-03-04							3.05%	Mar. 04, 2004
Lipper Large - Cap Value Funds Index Since inception, 2006-12-11							(2.04%)	Dec. 11, 2006
Lipper Large - Cap Value Funds Index Since inception, 2006-12-01							(1.67%)	Dec. 01, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.